MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in Mitchell Hutchins Series Trust--Global Equity Portfolio (Class H) and the Morgan Stanley Capital International (MSCI) World Index, for the ten-year period from December 31, 1990 through December 31, 2000

[GRAPH]

[PLOT POINTS]

                      GLOBAL EQUITY                    MORGAN STANLEY CAPITAL
                   PORTFOLIO (CLASS H)            INTERNATIONAL (MSCI) WORLD INDEX
Dec-90                   $10,000                              $10,000
Jan-91                   $10,077                              $10,368
Feb-91                   $10,340                              $11,329
Mar-91                   $10,153                              $10,997
Apr-91                   $10,170                              $11,085
May-91                   $10,264                              $11,338
Jun-91                    $9,975                              $10,639
Jul-91                   $10,162                              $11,144
Aug-91                   $10,043                              $11,110
Sep-91                   $10,298                              $11,404
Oct-91                   $10,451                              $11,591
Nov-91                   $10,051                              $11,088
Dec-91                   $10,498                              $11,897
Jan-92                   $10,577                              $11,679
Feb-92                   $10,664                              $11,480
Mar-92                   $10,046                              $10,941
Apr-92                   $10,028                              $11,095
May-92                   $10,568                              $11,539
Jun-92                   $10,254                              $11,155
Jul-92                    $9,863                              $11,185
Aug-92                    $9,784                              $11,459
Sep-92                    $9,593                              $11,356
Oct-92                    $9,436                              $11,051
Nov-92                    $9,575                              $11,251
Dec-92                    $9,709                              $11,344
Jan-93                    $9,657                              $11,384
Feb-93                    $9,770                              $11,656
Mar-93                   $10,181                              $12,334
Apr-93                   $10,413                              $12,908
May-93                   $10,772                              $13,207
Jun-93                   $10,754                              $13,099
Jul-93                   $11,235                              $13,371
Aug-93                   $11,900                              $13,986
Sep-93                   $11,559                              $13,730
Oct-93                   $12,548                              $14,111
Nov-93                   $12,557                              $13,315
Dec-93                   $13,596                              $13,969
Jan-94                   $13,959                              $14,892
Feb-94                   $13,387                              $14,701
Mar-94                   $12,315                              $14,071
Apr-94                   $11,984                              $14,508
May-94                   $11,993                              $14,547
Jun-94                   $11,276                              $14,510
Jul-94                   $11,730                              $14,788
Aug-94                   $12,920                              $15,236
Sep-94                   $12,847                              $14,839
Oct-94                   $12,965                              $15,263
Nov-94                   $12,048                              $14,604
Dec-94                   $11,978                              $14,748
Jan-95                   $11,121                              $14,530
Feb-95                   $10,928                              $14,745
Mar-95                   $10,996                              $15,459
Apr-95                   $10,996                              $16,000
May-95                   $11,015                              $16,139
Jun-95                   $11,323                              $16,137
Jul-95                   $11,843                              $16,947
Aug-95                   $11,448                              $16,573
Sep-95                   $11,592                              $17,058
Oct-95                   $11,217                              $16,792
Nov-95                   $11,313                              $17,378
Dec-95                   $11,554                              $17,889
Jan-96                   $11,766                              $18,217
Feb-96                   $11,862                              $18,331
Mar-96                   $12,151                              $18,639
Apr-96                   $12,555                              $19,081
May-96                   $12,565                              $19,100
Jun-96                   $12,603                              $19,200
Jul-96                   $11,968                              $18,524
Aug-96                   $12,286                              $18,740
Sep-96                   $12,796                              $19,477
Oct-96                   $12,757                              $19,617
Nov-96                   $13,326                              $20,720
Dec-96                   $13,303                              $20,392
Jan-97                   $13,381                              $20,641
Feb-97                   $13,448                              $20,883
Mar-97                   $13,284                              $20,473
Apr-97                   $13,303                              $21,147
May-97                   $14,174                              $22,456
Jun-97                   $14,920                              $23,579
Jul-97                   $15,549                              $24,668
Aug-97                   $14,504                              $23,023
Sep-97                   $15,259                              $24,277
Oct-97                   $13,981                              $23,003
Nov-97                   $14,029                              $23,415
Dec-97                   $14,256                              $23,703
Jan-98                   $14,460                              $24,366
Feb-98                   $15,601                              $26,018
Mar-98                   $16,576                              $27,121
Apr-98                   $17,054                              $27,390
May-98                   $17,025                              $27,050
Jun-98                   $16,703                              $27,697
Jul-98                   $16,771                              $27,655
Aug-98                   $13,836                              $23,972
Sep-98                   $13,534                              $24,401
Oct-98                   $14,626                              $26,611
Nov-98                   $15,357                              $28,197
Dec-98                   $16,180                              $29,579
Jan-99                   $16,392                              $30,230
Feb-99                   $16,003                              $29,429
Mar-99                   $16,215                              $30,659
Apr-99                   $16,839                              $31,873
May-99                   $16,309                              $30,713
Jun-99                   $16,874                              $32,150
Jul-99                   $17,098                              $32,057
Aug-99                   $16,874                              $32,006
Sep-99                   $16,495                              $31,698
Oct-99                   $16,968                              $33,350
Nov-99                   $17,690                              $34,294
Dec-99                   $19,168                              $37,075
Jan-00                   $18,033                              $34,954
Feb-00                   $18,920                              $35,052
Mar-00                   $19,602                              $37,478
Apr-00                   $18,654                              $35,896
May-00                   $18,286                              $34,992
Jun-00                   $18,694                              $36,174
Jul-00                   $18,233                              $35,161
Aug-00                   $18,746                              $36,311
Sep-00                   $17,575                              $34,383
Oct-00                   $17,417                              $33,812
Nov-00                   $16,416                              $31,763
Dec-00                   $17,311                              $32,281

The performance of the other class will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.

AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 12/31/00

                                   6 Months    1 Year    5 Years    10 Years    Inception*
GLOBAL EQUITY PORTFOLIO (CLASS H)    -7.39%     -9.69%     8.42%      5.64%       6.52%
GLOBAL EQUITY PORTFOLIO (CLASS I)    -7.34      -9.82       N/A        N/A        1.17
MSCI WORLD INDEX                    -10.76     -12.92     12.53      12.43        9.65

* Inception: since commencement of issuance on May 4, 1987 for Class H shares and August 5, 1999 for Class I shares. Index performance is shown as of inception of oldest share class.

     The investment return and the principal value of an investment in the Portfolio will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

     Past performance is no guarantee of future performance. Figures assume reinvestment of all dividends and capital gains distributions, if any, at net asset value on the payable dates and do not include sales charges. In addition, for the fiscal year ended December 31, 1999 and the period from January 1, 2000 through February 29, 2000, the Portfolio's investment manager voluntarily waived payment of certain fees for Class I shares. Without this waiver performance would have been lower. Performance relates to the Portfolio and does not reflect separate account charges applicable to variable annuity contracts.

[SIDENOTE]

The graph depicts the performance of Mitchell Hutchins Series Trust--Global Equity Portfolio (Class H) and the Morgan Stanley Capital International World Index. It is important to note the Global Equity Portfolio is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

ANNUAL REPORT


                                                               February 15, 2001

Dear Contract Owner,

We are pleased to present you with the annual report for Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") for the fiscal year ended December 31, 2000.

MARKET REVIEW

U.S. STOCK MARKET

[GRAPHIC]

Volatility marked the U.S. equity markets during the fiscal year ended December 31, 2000 as the broad market generally declined and certain sectors, particularly technology, underwent a severe correction during the second half of the year. For the year, the Standard & Poor's 500 Index fell 9.1% and the technology-laden Nasdaq Composite Index plummeted 39.3%, including a 32.7% fall in the fourth quarter, after reaching historic highs in the spring.

The Federal Reserve (the "Fed") imposed three Fed Funds rate hikes totaling 1% during the first five months of the year in an effort to slow down an overheated economy that seemed headed toward inflation. The Fed's contractionary policies were coupled with rising energy prices in the latter half of the year - contributing to concerns about the slowdown in growth. Real gross domestic product (GDP) increased just 2.2% in the third quarter, according to the U.S. Department of Commerce, the weakest pace in four years and a significant dip from the 5.6% pace of the second quarter. Equity markets suffered their first negative year since 1995 and consumer and business confidence plunged.

One bright spot in a down year for equities was the rediscovery by investors of value stocks. As companies, particularly in technology and telecommunications sectors, saw their share prices plummet on numerous reports of earnings shortfalls, value stocks performed well as a whole, gaining 11.74% for the most recent six months, according to the Russell 1000 Value Index, and 7.01% for the year. Not all sectors were dragged along with technology issues, as financial services, oil and gas and pharmaceuticals generally performed well.

INTERNATIONAL STOCK MARKETS

The market correction in the U.S. spread overseas, hitting Asia and Japan particularly hard during the fiscal year. The MSCI Asia Pacific Index declined 28.39% for the year, including a 23.27% fall during the last six months of the period. Latin America dropped 16.57% for the fiscal year, and Europe fell 8.87% as measured by the MSCI EMF Latin America Index and the MSCI AC Europe Indexes.

Contributing to the burdens on foreign markets were early-period interest rate increases in Europe and general economic concerns in Japan. Aided by the world's major central banks in September, the euro rebounded from a 16-month low to rally at year-end. Japan and other major industrialized countries, however, felt the spillover from U.S. stock market woes. Japan, for example, with 30% of its exports targeted to U.S. markets, felt the U.S. slowdown as consumer confidence led to lower retail sales. Rising levels of unemployment and lower levels of industrial production and consumer spending are two other factors that have helped to depress Japan's economy.

Although foreign companies have not made as many negative earnings announcements as their U.S. counterparts, investors still retreated from positions in these companies as fears persisted that a global economic slowdown would result in reduced earnings expectations worldwide. Rising energy prices and the volatile situation in the Middle East continued to create uncertainty for investors.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT


PORTFOLIO REVIEW

A confluence of economic events - rising interest rates and a high rate of growth beginning the year, leading to lower rates and slower growth at year-end
- combined to drive the Portfolio's performance negatively, as the Fund's Class H shares fell 9.69% during the fiscal year. Nevertheless, the Portfolio outperformed its benchmark, the MSCI World Index, which declined 12.92% for the period.

In the latter half of the period, the Portfolio sought to accumulate technology stocks that had attractive prices and good prospects for long-term performance. This overweight in technology dragged on the Portfolio's performance during the final months of the year when technology stocks fell sharply. However, it may present opportunities in the future. Still, technology stocks made up just 7.7% of the portfolio at period-end, compared with 17.1% at the start of 2000.

We increased our weighting in the financial services sector from 15.9% of assets a year ago to 29.2% at year-end. Financial services was one of the better performing sectors of 2000.


NEW PORTFOLIO MANAGEMENT

On October 6, 2000, the board of trustees for the Portfolio terminated the existing Investment Advisory and Administration Contract with Mitchell Hutchins and approved new investment management arrangements that became effective on October 10, 2000, including a new interim subadvisory contract with Alliance Capital Management, L.P., which assumed the day-to-day portfolio management responsibilities of the Portfolio effective October 10, 2000.

More information about the new investment management arrangements and the related investment strategy changes is set out in the October 10, 2000 supplement to the prospectus dated May 1, 2000.

ANNUAL REPORT


PORTFOLIO STATISTICS

ASSET ALLOCATION*                              12/31/00                                       6/30/00
------------------------------------------------------------------------------------------------------
U.S.                                               38.6%                                         43.1%
International                                      61.4                                          56.9
------------------------------------------------------------------------------------------------------
Total                                             100.0%                                        100.0%

TOP FIVE COUNTRIES*                            12/31/00                                       6/30/00
------------------------------------------------------------------------------------------------------
United States                                      38.6%    United States                        43.1%
United Kingdom                                     17.5     United Kingdom                       13.4
France                                              9.5     France                               10.5
Netherlands                                         6.1     Japan                                 8.2
Germany                                             6.0     Netherlands                           6.9
------------------------------------------------------------------------------------------------------
Total                                              77.7%    Total                                82.1%

TOP TEN STOCKS*                                12/31/00                                       6/30/00
------------------------------------------------------------------------------------------------------
Commercial Union                                    3.5%    Aventis                               2.1%
Diageo                                              1.9     Philips Electronics                   1.7
ING Groep                                           1.9     Ericsson                              1.7
Rhone Poulenc                                       1.9     Alcatel                               1.7
Exxon Mobil                                         1.9     ING Groep                             1.6
Zurich Financial Services Group                     1.6     BP Amoco                              1.6
Alcatel                                             1.5     Total Fina                            1.6
Munchener Ruckvers AG                               1.5     AXA                                   1.5
Schering-Plough                                     1.5     JDS Uniphase                          1.3
Total Fina                                          1.4     Diageo                                1.3
------------------------------------------------------------------------------------------------------
Total                                              18.6%    Total                                16.1%

PORTFOLIO CHARACTERISTICS*                     12/31/00                                       6/30/00
------------------------------------------------------------------------------------------------------
Net Assets ($mm)                                   $8.7                                         $10.7
Number of Securities                                160                                           149
Stocks                                             98.8%                                         88.1%
Cash                                                1.8%                                         13.0%
Liabilities in Excess of Other Assets              -0.7%                                         -1.1%
------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS*                              12/31/00                                       6/30/00
------------------------------------------------------------------------------------------------------
Financials                                         29.2%    Technology                           19.9%
Energy                                              9.0     Financials                           18.8
Consumer Cyclicals                                  8.8     Utilities                            12.3
Healthcare                                          8.4     Consumer Cyclicals                   10.6
Technology                                          7.7     Energy                                7.9
------------------------------------------------------------------------------------------------------
Total                                              63.1%    Total                                69.5%

* Weightings represent percentages of net assets as of the dates indicated. The Portfolio is actively managed and its composition will vary over time.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO            ANNUAL REPORT


MARKET OUTLOOK

The Federal Reserve's two January 2001 rate cuts, which brought the Fed Funds rate down to 5.5%, may only be the beginning. We expect the Fed to cut rates further by as much as 1% total in the first half of the year. Still, we expect slow growth until the second half of the year, with GDP running about 2% in the first half of 2001 and to accelerate to 3% in the second half. Inflation increases should also fall between 2% and 3% for the year.

With the exception of technology stocks, we believe the majority of the U.S. market's correction is behind us. We also believe that the excesses of the past, with momentum investing driving prices to unreasonable heights, will not be repeated during the next year as investors look for companies exhibiting good fundamentals and solid earnings.

Overseas, we expect Japan to have the roughest time in the coming year as it continues to battle falling exports and high unemployment. Europe, with its increasingly valued euro, may provide a relative value, although Germany may endure more economic turbulence than its neighbors. Latin America's fortunes are tied intrinsically to its U.S. neighbor's outlook, although many individual opportunities are sure to present themselves.


Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have.

Sincerely,

/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.




This letter is intended to assist shareholders in understanding how the Portfolio performed during the fiscal year ended December 31, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS                                       DECEMBER 31, 2000

NUMBER OF
 SHARES                                                   VALUE
---------                                                 -----
COMMON STOCKS--98.83%
AUSTRALIA--1.05%
BANKS--0.36%
    1,954  National Australia Bank Ltd. ............   $  31,320
                                                       ---------
MEDIA--0.69%
    1,870   News Corp. Ltd. ADR ....................      60,307
                                                       ---------
Total Australia Common Stocks ......................      91,627
                                                       ---------
AUSTRIA--0.40%
ENERGY SOURCES--0.40%
      448  OMV AG ..................................      34,705
                                                       ---------
CANADA--0.99%
BANKS--0.40%
    1,032  Royal Bank of Canada ....................      34,978
                                                       ---------
METALS & MINING--0.46%
      511  Potash Corp. of Saskatchewan Inc. .......      40,018
                                                       ---------
TELECOMMUNICATIONS--0.13%
      370  Nortel Networks Corp. ...................      11,899
                                                       ---------
Total Canada Common Stocks .........................      86,895
                                                       ---------
FINLAND--1.34%
ELECTRICAL EQUIPMENT--1.09%
    2,128  Nokia AB OY .............................      94,914
                                                       ---------
TELECOMMUNICATIONS--0.25%
    1,035  Elisa Communications ....................      22,285
                                                       ---------
Total Finland Common Stocks ........................     117,199
                                                       ---------
FRANCE--9.49%
BANKS--0.74%
      740  Banque National Paris ...................      64,969
                                                       ---------
BUILDING MATERIALS--0.53%
      556  Lafarge .................................      46,622
                                                       ---------
CHEMICALS--0.47%
    2,630  Rhodia Inc. S.A. ........................      40,748
                                                       ---------
COMPUTER SOFTWARE & SERVICES--0.30%
      165  Cap Gemini S.A. .........................      26,618
                                                       ---------
DIVERSIFIED-INDUSTRIAL--0.53%
      700  Vivendi Universal .......................      46,077
                                                       ---------
ELECTRICAL EQUIPMENT--0.17%
      570  Alstom ..................................      14,719
                                                       ---------
ENERGY SOURCES--1.44%
      844  Total Fina Elf S.A. (Class B) ...........     125,534
                                                       ---------
FINANCIAL SERVICES--0.58%
      280  Lyonnaise Des Eaux S.A. .................      51,138
                                                       ---------
HEALTH & PERSONAL CARE--1.90%
    1,889  Rhone Poulenc S.A* ......................     165,848
                                                       ---------
INSURANCE--1.32%
      269  Ass Gen De France .......................      18,692
      671  AXA .....................................      97,030
                                                       ---------
                                                         115,722
                                                       ---------
TELECOMMUNICATIONS--1.51%
    2,330  Alcatel .................................     132,366
                                                       ---------
Total France Common Stocks .........................     830,361
                                                       ---------
GERMANY--5.97%
BANKS--1.56%
      620  Deutsche Bank AG ........................      52,111
      528  Direkt Anlage Bank ......................      19,137
    1,490  Dresdner Bank AG ........................      64,989
                                                       ---------
                                                         136,237
                                                       ---------
DIVERSIFIED-INDUSTRIAL--0.87%
      580  Siemens AG ..............................      75,811
                                                       ---------
DRUGS & MEDICINE--0.32%
      500  Schering AG .............................      28,405
                                                       ---------
INSURANCE--1.91%
      220  Ergo Versicherungs ......................      37,184
      364  Munchener Ruckvers AG ...................     130,245
                                                       ---------
                                                         167,429
                                                       ---------
RETAIL--0.75%
    1,400  Metro AG ................................      65,467
                                                       ---------
UTILITIES--0.56%
      800  Veba AG .................................      48,678
                                                       ---------
Total Germany Common Stocks ........................     522,027
                                                       ---------
GREECE--0.12%
TELECOMMUNICATIONS--0.12%
    1,460  Hellenic Telecommunications ADR .........      10,585
                                                       ---------
IRELAND--0.45%
BANKS--0.45%
    3,919  Bank of Ireland .........................      39,038
                                                       ---------
ISRAEL--0.25%
ELECTRICAL EQUIPMENT--0.25%
      597  Orbotech Ltd.* ..........................      22,276
                                                       ---------
ITALY--1.35%
BANKS--0.74%
    4,000  San Paolo - IMI SPA .....................      64,678
                                                       ---------
INSURANCE--0.61%
    3,410  Ras .....................................      53,185
                                                       ---------
Total Italy Common Stocks ..........................     117,863
                                                       ---------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

NUMBER OF
 SHARES                                                   VALUE
---------                                                 -----
COMMON STOCKS--(CONTINUED)
JAPAN--5.74%
BANKS--0.51%
    5,000  Asahi Bank ..............................   $  17,014
    4,000  Sanwa Bank ..............................      28,026
                                                       ---------
                                                          45,040
                                                       ---------
COMPUTER HARDWARE--0.42%
    2,000  NEC Corp. ...............................      36,564
                                                       ---------
DRUGS & MEDICINE--0.38%
    2,000  Chugai Pharmaceutical Co ................      33,240
                                                       ---------
ELECTRONICS COMPONENT & INSTRUMENTS--0.46%
    6,000  Toshiba Corp.(1) ........................      40,098
                                                       ---------
ELECTRONIC EQUIPMENT--1.52%
      200  Canon Inc. ..............................       6,998
    1,000  Fujitsu .................................      14,731
    1,000  Furukawa Electric .......................      17,451
      200  Kyocera Corp. ...........................      21,816
    1,000  Matsushita Electric Industrial Co., Ltd.       23,880
      700  Sony Corp. ..............................      48,373
                                                       ---------
                                                         133,249
                                                       ---------
FINANCIAL SERVICES--0.35%
    4,000  Nikko Securities Co. Ltd. ...............      30,966
                                                       ---------
HEALTH & PERSONAL CARE--0.34%
      500  Takeda Chemical Industries ..............      29,566
                                                       ---------
MEDIA--0.41%
    2,000  Nomura Securities Co. Ltd. ..............      35,952
                                                       ---------
RETAIL--0.37%
      400  Yamada Denki Co. ........................      32,575
                                                       ---------
RETAIL-APPAREL--0.45%
      200  Fast Retailing Co .......................      39,153
                                                       ---------
TELECOMMUNICATIONS--0.20%
        1  NTT Mobile Communication ................      17,232
                                                       ---------
TELEPHONE COMPANIES--0.33%
        4  Nippon Telephone & Telegraph Co. ........      28,797
                                                       ---------
Total Japan Common Stocks ..........................     502,432
                                                       ---------
KOREA--0.46%
ELECTRICAL EQUIPMENT--0.29%
      200  Samsung Electronic ......................      24,980
                                                       ---------
TELECOMMUNICATIONS--0.17%
      479  Korea Telecom Corp. .....................      14,849
                                                       ---------
Total Korea Common Stocks ..........................      39,829
                                                       ---------
NETHERLANDS--6.10%
BANKS--1.90%
    2,080  ING Groep N.V. ..........................     166,171
                                                       ---------
CHEMICALS--0.58%
      938  Akzo Nobel N.V. .........................      50,381
                                                       ---------
COMPUTER SERVICES--0.14%
    2,150  Getronics N.V. ..........................      12,638
                                                       ---------
FOOD--0.80%
      912  Ahold Kon N.V. ..........................      29,425
      812  Numico Kon N.V. .........................      40,868
                                                       ---------
                                                          70,293
                                                       ---------
FOOD & HOUSEHOLD PRODUCTS--0.48%
      660  Unilever N.V. ...........................      41,771
                                                       ---------
PAPER & FOREST PRODUCTS--0.65%
    2,117  Buhrmann N.V. ...........................      56,754
                                                       ---------
SEMICONDUCTOR--1.14%
    2,722   Koninklijke Philips Electronics N.V. ...      99,733
                                                       ---------
TELECOMMUNICATIONS--0.41%
    1,568  Kon KPN N.V. ............................      18,051
    1,720  United Pan-Europe Communications N.V. ...      17,572
                                                       ---------
                                                          35,623
                                                       ---------
Total Netherlands Common Stocks ....................     533,364
                                                       ---------
NORWAY--0.21%
OIL EQUIPMENT & SERVICES--0.21%
    1,394  Petroleum Geo Services* .................      18,380
                                                       ---------
PORTUGAL--0.95%
RAILROADS--0.95%
    9,285  Brisa Auto Estrada ......................      82,827
                                                       ---------
SPAIN--0.60%
TELEPHONE COMPANIES--0.60%
      827  Telefonica S.A., Class A ................      41,350
      700  Telefonica S.A.* ........................      11,568
                                                       ---------
Total Spain Common Stocks ..........................      52,918
                                                       ---------
SWEDEN--3.33%
BANKS--1.06%
   12,264  Nordbanken Holding ......................      92,899
                                                       ---------
FINANCIAL SERVICES--1.18%
    6,910  Investor AB .............................     103,222
                                                       ---------
TELECOMMUNICATIONS--1.09%
    8,384  Ericsson LM B Shares ....................      95,485
                                                       ---------
Total Sweden Common Stocks .........................     291,606
                                                       ---------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

NUMBER OF
 SHARES                                                   VALUE
---------                                                 -----
COMMON STOCKS--(CONTINUED)
SWITZERLAND--3.85%
BANKS--1.01%
      542  UBS AG ..................................   $  88,444
                                                       ---------
CHEMICALS--0.01%
       20  Syngenta AG .............................       1,073
                                                       ---------
INSURANCE--1.59%
      231  Zurich Financial Services Group .........     139,236
                                                       ---------
MEDICAL PRODUCTS & SUPPLIES--1.24%
       61  Novartis AG .............................     107,820
                                                       ---------
Total Switzerland Common Stocks ....................     336,573
                                                       ---------
UNITED KINGDOM--17.54%
AEROSPACE & MILITARY TECHNOLOGY--0.40%
   11,900  Rolls Royce .............................      35,277
                                                       ---------
BEVERAGES & TOBACCO--1.91%
   14,863  Diageo PLC ..............................     166,685
                                                       ---------
BROADCASTING & PUBLISHING--0.78%
    5,355  United News & Media PLC .................      67,902
                                                       ---------
BUILDING MATERIALS & COMPONENTS--0.32%
    3,200  RMC Group ...............................      28,183
                                                       ---------
BUSINESS & PUBLIC SERVICES--0.42%
    2,800  WPP Group PLC ...........................      36,509
                                                       ---------
COMPUTER SERVICES--0.28%
    2,470  Misys ...................................      24,376
                                                       ---------
DRUGS & MEDICINE--0.14%
      239  AstaZeneca PLC ..........................      11,901
                                                       ---------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.38%
    3,630  Spirent PLC .............................      33,110
                                                       ---------
FINANCIAL SERVICES--0.92%
    3,936  Amvescap PLC ............................      80,867
                                                       ---------
FOOD & HOUSEHOLD PRODUCTS--1.12%
    5,015  Reckitt & Colman PLC ....................      69,140
    3,380  Unilever ................................      28,960
                                                       ---------
                                                          98,100
                                                       ---------
INDUSTRIAL COMPONENTS--1.19%
    3,690  GlaxoSmithKline PLC .....................     104,284
                                                       ---------
INSURANCE--4.62%
   19,000  Commercial Union PLC ....................     307,404
   11,300  Royal & Sun Alliance ....................      96,819
                                                       ---------
                                                         404,223
                                                       ---------
MEDIA--0.93%
   17,191  Aegis Group PLC .........................      35,474
    5,001  Carlton Communications PLC ..............      45,691
                                                       ---------
                                                          81,165
                                                       ---------
OIL--1.02%
   11,086  BP Amoco ................................      89,515
                                                       ---------
SEMI-CONDUCTOR--0.36%
    2,940  Marconi .................................      31,609
                                                       ---------
TELECOMMUNICATIONS--2.28%
    4,500  British Telecommunications PLC ..........      38,489
    3,500  Cable & Wireless PLC ....................      47,259
   30,947  Vodafone Group ..........................     113,605
                                                       ---------
                                                         199,353
                                                       ---------
TRANSPORTATION--0.17%
    6,630  Lattice Group ...........................      14,970
                                                       ---------
UTILITIES--0.30%
    6,630  BG Group ................................      25,974
                                                       ---------
Total United Kingdom Common Stocks .................   1,534,003
                                                       ---------
UNITED STATES--38.64%
AEROSPACE & MILITARY TECHNOLOGY--1.24%
    1,251  Boeing Co. ..............................      82,566
      663  TRW Inc. ................................      25,691
                                                       ---------
                                                         108,257
                                                       ---------
AIRLINES--0.76%
      800  AMR Corp.* ..............................      31,350
      699  Delta Air Lines Inc. ....................      35,081
                                                       ---------
                                                          66,431
                                                       ---------
BANKS--1.89%
    2,651  Chase Manhattan Corp. ...................     120,455
    1,200  FleetBoston Financial Corp. .............      45,075
                                                       ---------
                                                         165,530
                                                       ---------
CHEMICALS--0.74%
    1,760  Dow Chemical Co. ........................      64,460
                                                       ---------
COMPUTER HARDWARE--1.33%
    2,233  Cisco Systems Inc.* .....................      85,412
    1,768  Dell Computer Corp.* ....................      30,830
                                                       ---------
                                                         116,242
                                                       ---------
COMPUTER SOFTWARE & SERVICES--1.59%
      850  IBM Corp ................................      72,250
    1,548  Microsoft Corp.* ........................      67,145
                                                       ---------
                                                         139,395
                                                       ---------
CONSTRUCTION--0.56%
    1,303  Centex Corp. ............................      48,944
                                                       ---------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

NUMBER OF
 SHARES                                                   VALUE
---------                                                 -----

COMMON STOCKS--(CONCLUDED)
UNITED STATES--(CONTINUED)
DRUGS & MEDICINE--3.58%
    1,200  American Home Products Corp. ............   $  76,260
    2,398  Pfizer Inc. .............................     110,308
    2,229  Schering-Plough Corp. ...................     126,496
                                                       ---------
                                                         313,064
                                                       ---------
ELECTRICAL EQUIPMENT--1.21%
      696  Honeywell Inc. ..........................      32,929
      466  Johnson Controls Inc. ...................      24,232
    2,395  Motorola Inc. ...........................      48,499
                                                       ---------
                                                         105,660
                                                       ---------
ENERGY RESERVES & PRODUCTION--5.20%
      961  Chevron Corp. ...........................      81,144
      221  Duke Energy Corp. .......................      18,840
    1,210  Energy East Corp. .......................      23,822
    1,886  Exxon Mobil Corp. .......................     163,964
      713  Phillips Petroleum Co. ..................      40,552
    1,583  Royal Dutch Petroleum Co., ADR ..........      95,871
      908  Tosco Corp. .............................      30,815
                                                       ---------
                                                         455,008
                                                       ---------
ENTERTAINMENT--0.30%
      559  Viacom Inc., Class B* ...................      26,133
                                                       ---------
FINANCIAL SERVICES--3.31%
    1,780  Citigroup Inc. ..........................      90,891
      810  Federal Home Loan Mortgage Corp. ........      55,789
    1,000  Household International Inc. ............      55,000
    1,286  MBNA Corp. ..............................      47,501
      706  Providian Corp. .........................      40,595
                                                       ---------
                                                         302,148
                                                       ---------
INDUSTRIAL COMPONENTS--1.63%
      716  Ingersoll Rand Co. ......................      29,983
      734  Mettler-Toledo International Inc.* ......      39,911
      930  United Technologies Corp. ...............      73,121
                                                       ---------
                                                         143,015
                                                       ---------
INDUSTRIAL SERVICES & SUPPLIES--0.65%
    1,021  Tyco International Ltd., ADR ............      56,666
                                                       ---------
INFORMATION & COMPUTER SERVICES--0.24%
      598  America Online Inc.* ....................      20,810
                                                       ---------
INSURANCE--0.98%
    1,467  AMBAC Financial Group Inc. ..............      85,544
                                                       ---------
MEDIA--0.34%
      711  Comcast Corp., Class A* .................      29,684
                                                       ---------
MEDICAL PRODUCTS & SUPPLIES--0.62%
      610  Baxter International Inc. ...............      53,871
                                                       ---------
METALS & MINING--0.77%
    2,006  Alcoa Inc. ..............................      67,201
                                                       ---------
MOTOR VEHICLE--0.94%
    1,116  Borg Warner Automotive Inc. .............      44,640
      649  Delphi Automotive Systems Corp. .........       7,301
    1,210  Lear Corp.* .............................      30,023
                                                       ---------
                                                          81,964
                                                       ---------
OIL--0.23%
      694  Conoco Inc. .............................      20,083
                                                       ---------
OIL EQUIPMENT & SERVICES--0.86%
    1,499  Halliburton Co. .........................      54,339
      463  Transocean Sedco Forex Inc. .............      21,298
                                                       ---------
                                                          75,637
                                                       ---------
PAPER & FOREST PRODUCTS--1.10%
      534  International Paper Co. .................      21,794
    1,467  Weyerhaeuser Co. ........................      74,450
                                                       ---------
                                                          96,244
                                                       ---------
PUBLISHING--1.19%
    1,225  Knight-Ridder Inc. ......................      69,672
      849  New York Times Co., Class A .............      34,013
                                                       ---------
                                                         103,685
                                                       ---------
RETAIL--1.84%
    1,861  Federated Department Stores Inc.* .......      65,135
    2,978  Target Corp. ............................      96,041
                                                       ---------
                                                         161,176
                                                       ---------
RETAIL-SPECIALTY--0.13%
      974  Circuit City Stores Inc. ................      11,201
                                                       ---------
SECURITIES & ASSET MANAGEMENT--1.18%
    1,303  Morgan Stanley Dean Witter & Co. ........     103,263
                                                       ---------
SEMICONDUCTOR--1.81%
    1,025  Applied Materials Inc.* .................      39,142
    1,342  Intel Corp. .............................      40,595
      747  JDS Uniphase Corp.* .....................      31,141
    1,000  Texas Instruments Inc. ..................      47,375
                                                       ---------
                                                         158,253
                                                       ---------
TELECOMMUNICATIONS--0.35%
    2,176  Worldcom Inc.* ..........................      30,464
                                                       ---------
TELEPHONE COMPANIES--0.57%
    1,000  Verizon Communications ..................      50,125
                                                       ---------
UTILITIES--1.50%
    1,231  El Paso Energy Corp. ....................      88,170
      544  Emerson Electric Co. ....................      42,874
                                                       ---------
                                                         131,044
                                                       ---------
Total United States Common Stocks ..................   3,378,830
                                                       ---------
Total Common Stocks (cost--$8,307,053) .............   8,643,338
                                                       ---------

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

PRINCIPAL
AMOUNT
(000)                                                                             MATURITY DATES  INTEREST RATES   VALUE
-----                                                                             --------------  --------------   -----
REPURCHASE AGREEMENT--1.84%
     $161  Repurchase Agreement dated 12/29/00 with State Street Bank &
              Trust Co., collateralized by $65,086 U.S. Treasury Notes,
              6.250% to 6.875% due 06/30/02 to 05/15/06 (value--$66,396); and
              $95,914 U.S. Treasury Bonds, 5.25% due 11/15/28
              (value--$97,836); proceeds: $161,105 (cost--$161,000) ............     01/02/01         5.850%    $  161,000
                                                                                                                ----------
Total Investments (cost--$8,468,053)--100.67% ..................................                                 8,804,338
Liabilities in excess of other assets--(0.67)% .................................                                   (58,898)
                                                                                                                ----------
Net Assets--100.00% ............................................................                                $8,745,440
                                                                                                                ==========

------------------------
*     Non-income producing security.

ADR   American Depositary Receipt.

(1)   Security, or a portion thereof, was on loan at December 31, 2000.



                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES                            DECEMBER 31, 2000

ASSETS
Investments, at value (cost--$8,468,053) ..................................................       $  8,804,338
Investment of cash collateral received for securities loaned, at value (cost--$37,800) ....             37,800
Cash (including cash denominated in foreign currencies at value with a cost of $985) ......                991
Receivable for foreign taxes withheld .....................................................             10,891
Dividends receivable ......................................................................              7,107
Other assets ..............................................................................              3,040
                                                                                                  ------------
Total assets ..............................................................................          8,864,167
                                                                                                  ------------
LIABILITIES
Collateral for securities loaned ..........................................................             37,800
Payable to investment manager and administrator ...........................................              5,823
Accrued expenses and other liabilities ....................................................             75,104
                                                                                                  ------------
Total liabilities .........................................................................            118,727
                                                                                                  ------------
NET ASSETS
Beneficial interest shares of $0.001 par value outstanding (unlimited number authorized) ..          7,343,600
Accumulated net investment income loss ....................................................                (59)
Accumulated net realized gains from investments, futures and foreign currency transactions           1,065,654
Net unrealized appreciation of investments, and other assets and liabilities
   denominated in foreign currencies ......................................................            336,245
                                                                                                  ------------
Net assets ................................................................................       $  8,745,440
                                                                                                  ============
CLASS H
Net assets ................................................................................       $  8,129,451
                                                                                                  ------------
Shares outstanding ........................................................................            618,153
                                                                                                  ------------
Net asset value, offering price and redemption value per share ............................             $13.15
                                                                                                        ======
CLASS I
Net assets ................................................................................       $    615,989
                                                                                                  ------------
Shares outstanding ........................................................................             46,959
                                                                                                  ------------
Net asset value, offering price and redemption value per share ............................             $13.12
                                                                                                        ======

                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


STATEMENT OF OPERATIONS

                                                                                                  FOR THE YEAR
                                                                                                     ENDED
                                                                                                  DECEMBER 31,
                                                                                                      2000
                                                                                                  ------------
INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $16,600) ...................................       $    133,324
Interest ..................................................................................             69,085
                                                                                                  ------------
                                                                                                       202,409
                                                                                                  ------------
EXPENSES:
Investment management and administration ..................................................             81,207
Professional fees .........................................................................             34,290
Reports and notices to shareholders .......................................................             31,000
Custody and accounting ....................................................................             29,288
Trustees' fees ............................................................................              7,500
Transfer agency fees and related service expenses .........................................              3,000
Distribution fees--Class I ................................................................              1,451
Other expenses ............................................................................              1,905
                                                                                                  ------------
                                                                                                       189,641
Less: Fee waivers and reimbursements from investment manager ..............................               (229)
                                                                                                  ------------
Net expenses ..............................................................................            189,412
                                                                                                  ------------
Net investment income .....................................................................             12,997
                                                                                                  ------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
Net realized gains (losses) from:
    Investments ...........................................................................          1,253,387
    Futures transactions ..................................................................           (117,268)
    Foreign currency transactions .........................................................            (11,784)
Net change in unrealized appreciation/depreciation of:
    Investments ...........................................................................         (2,193,110)
    Futures ...............................................................................             (8,138)
    Other assets, liabilities and forward contracts denominated in foreign currencies .....                 11
                                                                                                  ------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES .............................         (1,076,902)
                                                                                                  ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................................       $ (1,063,905)
                                                                                                  ============


                 See accompanying notes to financial statements

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

                                                                                           FOR THE YEARS
                                                                                         ENDED DECEMBER 31,
                                                                                     -------------------------
                                                                                          2000           1999
                                                                                     ------------  -----------
FROM OPERATIONS:
Net investment income ..........................................................     $     12,997  $    19,681
Net realized gains from investments, futures and foreign currency transactions .        1,124,335    1,277,803
Net change in unrealized appreciation/depreciation of investments, futures and
    other assets and liabilities denominated in foreign currencies .............       (2,201,237)   1,029,416
                                                                                     ------------  -----------
Net increase (decrease) in net assets resulting from operations ................       (1,063,905)   2,326,900
                                                                                     ------------  -----------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income--Class H .................................................         (104,192)     (50,861)
Net investment income--Class I .................................................           (4,746)        (245)
Net realized gains from investments--Class H ...................................       (1,144,750)      (7,692)
Net realized gains from investments--Class I ...................................          (52,147)         (37)
                                                                                     ------------  -----------
Total dividends and distributions to shareholders ..............................       (1,305,835)     (58,835)
                                                                                     ------------  -----------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ...........................................          731,332      503,375
Cost of shares repurchased .....................................................       (4,324,378)  (8,543,750)
Proceeds from dividends reinvested .............................................        1,305,835    3,375,487
                                                                                     ------------  -----------
Net decrease in net assets from beneficial interest transactions ...............       (2,287,211)  (4,664,888)
                                                                                     ------------  -----------
Net decrease in net assets .....................................................       (4,656,951)  (2,396,823)

NET ASSETS:
Beginning of year ..............................................................       13,402,391   15,799,214
                                                                                     ------------  -----------
End of year (including undistributed net investment income of $69,489
   at December 31, 1999) .......................................................     $  8,745,440  $13,402,391
                                                                                     ============  ===========


                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS


ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") (formerly Mitchell Hutchins Series Trust--Global Growth Portfolio) is a diversified portfolio of Mitchell Hutchins Series Trust (the "Fund"), which is organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund operates as a series company currently offering thirteen portfolios. Shares of the Portfolio are offered to insurance company separate accounts which fund certain variable contracts.

   Currently, the Portfolio offers Class H and Class I shares. Each class represents interests in the same assets of the Portfolio, and the classes are identical except for differences in their distribution charges. Both classes have equal voting privileges except that Class I has exclusive voting rights with respect to its distribution plan. Class H has no distribution plan.

   The Fund accounts separately for the assets, liabilities and operations for each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations, and expenses which are applicable to all Portfolios are allocated among them on a pro rata basis.

   The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires the Fund's management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   VALUATION OF INVESTMENTS--The Portfolio calculates its net asset value based on the current market value for its portfolio securities. The Portfolio normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment manager and administrator of the Portfolio, or by Alliance Capital Management L.P. ("Alliance Capital") the Portfolio's sub-adviser. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Portfolio's custodian.

NOTES TO FINANCIAL STATEMENTS

   Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange ("NYSE"). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the board.

   REPURCHASE AGREEMENTS--The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Portfolio may participate in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

   INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost basis. Dividend income is recorded on the ex-dividend date ("ex-date") (except in the case of certain foreign dividends which are recorded as soon after the ex-dividend date as, using reasonable diligence, Alliance Capital becomes aware of such dividends).

   Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

   FOREIGN CURRENCY TRANSLATIONS--The books and records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

   Although the net assets and the market values of the Portfolio securities are presented at the foreign exchange rates at the end of the period, the Portfolio does not generally isolate the effects of fluctuations in foreign exchange rates from the effects of fluctuations in the market prices of securities. However, the Portfolio does isolate the effect of fluctuations in foreign exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to federal income tax regulations. Certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in or are a reduction of ordinary income for income tax reporting purposes. Net realized foreign currency gain
(loss) is treated as ordinary income for income tax reporting purposes. Gains/losses from translating foreign currency-denominated assets (other than investments) and liabilities at the year-end exchange rates are included in the change in unrealized appreciation/depreciation of other assets and liabilities denominated in foreign currencies.

NOTES TO FINANCIAL STATEMENTS

   FUTURES CONTRACTS--Upon entering into a financial futures contract, the Portfolio is required to pledge to a broker an amount equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

   Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Portfolio may use financial futures contracts for hedging purposes and to adjust exposure to U.S. and foreign equity markets in connection with a reallocation of the Portfolio's assets. However, imperfect correlations between futures contracts and the related securities or markets, or market disruptions, do not normally permit full control of these risks at all times.

   DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions is determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

   Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in the United States. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolio is authorized to invest. The ability of the issuers of debt securities held by the Portfolio to meet its obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT MANAGER AND ADMINISTRATOR

   The board has approved an investment management and administration contract with Mitchell Hutchins, under which Mitchell Hutchins serves as investment manager and administrator of the Portfolio. In accordance with the Management Contract, the Portfolio pays Mitchell Hutchins an investment management and administration fee, which is computed daily and payable monthly, at an annual rate of 0.75% of the Portfolio's average daily net assets.

   Mitchell Hutchins has entered into a subadvisory contract with Alliance Capital dated October 10, 2000, ("Alliance Capital Contract") pursuant to which Alliance Capital serves as investment sub-adviser for the Portfolio. Under the Alliance Capital Contract, Mitchell Hutchins (not the Portfolio) is obligated to pay Alliance Capital a fee, computed daily and paid monthly at the annual rate of 0.375% of the Portfolio's average daily net assets.

   Prior to October 10, 2000 Mitchell Hutchins had entered into a contract with Invista Capital Management LLC ("Invista") dated November 1, 1998 ("Invista Contract"), pursuant to which Invista served as investment sub-adviser for the foreign investments of the Portfolio. Mitchell Hutchins allocated the Portfolio's investments between domestic and

NOTES TO FINANCIAL STATEMENTS

foreign assets and was responsible for the day-to-day management of the Portfolio's domestic investments. Under the Invista Contract, Mitchell Hutchins (not the Portfolio) was obligated to pay Invista at the annual rate of 0.29% of the proportion of the Portfolio's average daily net assets allocated to foreign investments.

   At December 31, 2000, the Portfolio owed Mitchell Hutchins $5,442 in investment management and administration fees. Mitchell Hutchins waived a portion of its investment management and administration fees in connection with the Fund's investment of cash collateral from securities lending transactions in Mitchell Hutchins Private Money Market Fund LLC. For the year ended December 31, 2000, Mitchell Hutchins waived $29 in investment management and administration fees.

   For the year ended December 31, 2000, the Portfolio paid $393 and $1,204 in brokerage commissions to PaineWebber and UBS, respectfully, for transactions executed on behalf of the Portfolio.

DISTRIBUTION PLAN

   Class I shares are offered to insurance company separate accounts where the related insurance companies receive payments for their services in connection with the distribution of the Portfolio's Class I shares. Under the plan of distribution, the Portfolio pays Mitchell Hutchins a monthly distribution fee at the annual rate of 0.25% of the average daily net assets of Class I shares. Mitchell Hutchins pays the entire distribution fee to the insurance companies. For the period January 1, 2000 to February 29, 2000, Mitchell Hutchins voluntarily waived $200 of the distribution fee on Class I shares. At December 31, 2000, the Portfolio owed Mitchell Hutchins $381 in distribution fees.

SECURITIES LENDING

   The Portfolio may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Portfolio receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. PaineWebber, the Portfolio's lending agent, received $59 in compensation from the Portfolio for the year ended December 31, 2000.

   For the year ended December 31, 2000, the Portfolio earned $170 in compensation net of fees, rebates and expenses, from securities lending transactions.

   At December 31, 2000, the Portfolio had securities on loan having a market value of $36,088. The Portfolio's custodian held cash having an aggregate value of $37,800 as collateral for portfolio securities loaned which was invested as follows:

NUMBER OF
 SHARES                                                                                            VALUE
---------                                                                                         -------
  35,637    AIM Liquid Assets Portfolio ......................................................... $35,637
   2,163    Mitchell Hutchins Private Money Market Fund LLC .....................................   2,163
                                                                                                  -------
            Total investments of cash collateral received for securities on loan
               (cost--$37,800) .................................................................. $37,800
                                                                                                  =======

NOTES TO FINANCIAL STATEMENTS

BANK LINE OF CREDIT

   The Portfolio may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Portfolio at the request of the shareholders or other temporary or emergency purposes. In connection therewith, the Portfolio has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Portfolio at rates based on prevailing market rates in effect at the time of borrowings. For the year ended December 31, 2000, the Portfolio did not borrow under the Facility.

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at December 31, 2000 was substantially the same as the cost of securities for financial statement purposes.

   At December 31, 2000, the components of net unrealized appreciation of investments were as follows:

          Gross appreciation (investments having an excess of value over cost) ............  $ 1,382,872
          Gross depreciation (investments having an excess of cost over value) ............   (1,046,587)
                                                                                             -----------
          Net unrealized appreciation of investments ......................................  $   336,285
                                                                                             ===========

   For the year ended December 31, 2000, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $9,770,199 and $13,395,906, respectively.

FEDERAL TAX STATUS

   The Portfolio intends to distribute all of its taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required.

   In accordance with U.S. Treasury regulations, the Portfolio has elected to defer realized capital losses of $57,755 arising after October 31, 2000. Such losses are treated for tax purposes as arising on January 1, 2001.

   To reflect reclassifications arising from permanent "book/tax" differences for the year ended December 31, 2000, the Portfolio's undistributed net investment income was increased by $26,393, and accumulated net realized gains/losses from investments were decreased by $26,393.

SHARES OF BENEFICIAL INTEREST

   There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for the Portfolio were as follows:

                                                                          CLASS H                CLASS I
                                                                  ---------------------     -------------------
FOR THE YEAR ENDED
   DECEMBER 31, 2000                                                SHARES      AMOUNT      SHARES      AMOUNT
                                                                  --------  -----------     ------     --------
Shares sold ....................................................    23,259  $   354,082     25,507     $377,250
Shares repurchased .............................................  (293,638)  (4,232,345)    (6,351)     (92,033)
Dividends reinvested ...........................................    85,427    1,248,942      3,897       56,893
                                                                  --------  -----------     ------     --------
Net increase (decrease) ........................................  (184,952) $(2,629,321)    23,053     $342,110
                                                                  ========  ===========     ======     ========

                                                                          CLASS H               CLASS I*
                                                                  ---------------------     -------------------
FOR THE YEAR ENDED
   DECEMBER 31, 1999                                                SHARES      AMOUNT      SHARES      AMOUNT
                                                                  --------  -----------     ------     --------
Shares sold ....................................................     9,331  $   130,061     24,637     $373,314
Shares repurchased .............................................  (598,923)  (8,532,202)      (750)     (11,548)
Dividends reinvested ...........................................   242,799    3,375,204         19          283
                                                                  --------  -----------     ------     --------
Net increase (decrease) ........................................  (346,793) $(5,026,937)    23,906     $362,049
                                                                  ========  ===========     ======     ========

* Class I shares commenced operations on August 5, 1999.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                             CLASS H                          CLASS I
                                                         ---------------------------------------------- --------------------
                                                                                                                     FOR THE
                                                                                                                      PERIOD
                                                                                                          FOR THE    AUGUST 5,
                                                                                                           YEAR        1999+
                                                              FOR THE YEARS ENDED DECEMBER 31,             ENDED      THROUGH
                                                                                                        DECEMBER 31, DECEMBER 31,
                                                          2000(2)     1999      1998     1997      1996   2000(2)       1999
                                                         --------   -------   --------  -------  ------- --------   --------
Net asset value, beginning of period ..................  $  16.21   $ 13.74   $  14.62  $ 13.74  $ 12.00 $  16.20   $  14.43
                                                         --------   -------   --------  -------  ------- --------   --------
Net investment income (loss) ..........................      0.02     (0.03)      0.08     0.04     0.07    (0.01)      0.01
Net realized and unrealized gains (losses) from
  investments, futures and foreign currency
  transactions ........................................     (1.42)     2.56       1.92     0.94     1.75    (1.41)      1.82
                                                         --------   -------   --------  -------  ------- --------   --------
Net increase (decrease) from investment operations ....     (1.40)     2.53       2.00     0.98     1.82    (1.42)      1.83
                                                         --------   -------   --------  -------  ------- --------   --------
Dividends from net investment income ..................     (0.14)    (0.05)        --    (0.04)   (0.08)   (0.14)     (0.05)
Distributions from net realized gains from investments.     (1.52)    (0.01)     (2.88)   (0.06)      --    (1.52)     (0.01)
                                                         --------   -------   --------  -------  ------- --------   --------
Total dividends and other distributions ...............     (1.66)    (0.06)     (2.88)   (0.10)   (0.08)   (1.66)     (0.06)
                                                         --------   -------   --------  -------  ------- --------   --------
Net asset value, end of period ........................  $  13.15   $ 16.21   $  13.74  $ 14.62  $ 13.74  $ 13.12    $ 16.20
                                                         ========   =======   ========  =======  ======= ========   ========
Total investment return(1) ............................     (9.69)%   18.47%     13.50%    7.16%   15.14%   (9.82)%    12.74%
                                                         ========   =======   ========  =======  ======= ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's) .....................  $  8,129   $13,015   $ 15,799  $21,215  $25,701  $   616    $   387
Expenses to average net assets, before waiver
  from manager ........................................      1.74%     1.85%      1.33%    1.07%    1.10%    2.01%      2.25%*
Expenses to average net assets, after waiver
  from manager ........................................      1.74%     1.85%      1.33%    1.07%    1.10%    1.98%      2.00%*
Net investment income to average net assets,
  before waiver from manager ..........................      0.14%     0.13%      0.46%    0.26%    0.46%   (0.18)%    (0.89)%*
Net investment income to average net assets,
  after waiver from manager ...........................      0.14%     0.13%      0.46%    0.26%    0.46%   (0.15)%    (0.64)%*
Portfolio turnover rate ...............................        99%       63%       154%      81%      44%      99%        63%

----------
+   Commencement of issuance of shares.

*   Annualized.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period. The figures do not include additional contract level charges; results would be lower if such charges were included. Total investment return for periods of less than one year has not been annualized.

(2) Investment sub-advisory functions for this Portfolio were transferred from Mitchell Hutchins Asset Management Inc. and Invista Capital Management, LLC to Alliance Capital Management L.P. on October 10, 2000.

MITCHELL HUTCHINS SERIES TRUST--GLOBAL EQUITY PORTFOLIO


REPORT OF INDEPENDENT AUDITORS
The Board of Trustees and Shareholders
Mitchell Hutchins Series Trust--Global Equity Portfolio

   We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Mitchell Hutchins Series Trust--Global Equity Portfolio (the "Portfolio") (one of the Portfolios constituting Mitchell Hutchins Series Trust (the "Fund")) as of December 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Mitchell Hutchins Series Trust--Global Equity Portfolio at December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.


                                          /s/ Ernst & Young LLP


New York, New York
February 7, 2001

ANNUAL REPORT



MITCHELL
HUTCHINS SERIES
TRUST


GLOBAL EQUITY
PORTFOLIO





DECEMBER 31, 2000


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All rights reserved.